  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS August 31, 1997
--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                    AMOUNT
            ISSUER                               (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
    U.S. TREASURY OBLIGATIONS--99.5%
--------------------------------------------------------------------------------
 U.S. TREASURY BILLS--79.7%
      due 9/18/1997 .........................       $280,932       $280,246,760
      due 10/16/1997 ........................         50,000         49,685,000
      due 10/23/1997 ........................        190,664        189,261,230
      due 10/30/1997 ........................         18,000         17,851,763
      due 11/28/1997 ........................         50,000         49,375,444
      due 1/29/1998 .........................         50,000         48,933,333
      due 2/05/1998 .........................         90,000         87,949,188
                                                                   ------------
                                                                    723,302,718
                                                                   ------------
 U.S. TREASURY NOTES--19.8%
      5.75% due 9/30/1997 ...................        155,000        155,046,144
      8.75% due 10/15/1997 ..................         25,000         25,096,389
                                                                   ------------
                                                                    180,142,533
                                                                   ------------
 TOTAL INVESTMENTS AT AMORTIZED COST ....      99.5%                903,445,251
 OTHER ASSETS, LESS LIABILITIES .........       0.5                   4,464,945
                                              ----                 ------------
 NET ASSETS .............................     100.0%               $907,910,196
                                              ====                 ============

See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value (Note 1A) ...........    $903,445,251
Cash .........................................................             631
Interest receivable ..........................................       4,580,840
                                                                  ------------
 Total assets ................................................     908,026,722
                                                                  ------------
LIABILITIES:
Payable to affiliate--INVESTMENT advisory fees (Note 2A) .....          38,016
Accrued expenses and other liabilities .......................          78,510
                                                                  ------------
 Total liabilities ...........................................         116,526
                                                                  ------------
NET ASSETS ...................................................    $907,910,196
                                                                  ============
REPRESENTED BY:
Paid-in capital for beneficial interests .....................    $907,910,196
                                                                  ============
--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Year Ended August 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B) ...............................................                        $44,756,356

EXPENSES:
Investment advisory fees (Note 2A) ........................................   $1,279,172
Administrative fees (Note 2B) .............................................      426,391
Custodian fees ............................................................      287,904
Auditing fees .............................................................       20,900
Trustee fees ..............................................................       12,046
Legal fees ................................................................        8,490
Miscellaneous .............................................................       29,052
                                                                                 -------
 Total expenses ...........................................................    2,063,955
 Less aggregate amount waived by Investment Adviser and
 Administrator (Notes 2A and 2B) ..........................................   (1,211,224)
 Less fees paid indirectly (Note 1D) ......................................         (310)
                                                                              ----------
 Net expenses .............................................................                            852,421
                                                                                                   -----------
 Net investment income ....................................................                        $43,903,935
                                                                                                   ===========

See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED AUGUST 31,
                                                                                --------------------------
                                                                                  1997             1996
                                                                                --------         --------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income .................................................... $   43,903,935   $   38,179,974
                                                                           --------------   --------------
CAPITAL TRANSACTIONS:
Proceeds from contributions ..............................................  1,742,310,476    1,474,479,600
Value of withdrawals ..................................................... (1,646,108,001)  (1,577,114,165)
                                                                           --------------   --------------
Net increase (decrease) in net assets from capital transactions ..........     96,202,475     (102,634,565)
                                                                           --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................    140,106,410      (64,454,591)
NET ASSETS:
Beginning of period ......................................................    767,803,786      832,258,377
                                                                           --------------   --------------
End of period ............................................................ $  907,910,196   $  767,803,786
                                                                           ==============   ==============

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                       EIGHT MONTHS       YEAR
                                                                     YEAR ENDED AUGUST 31,                  ENDED         ENDED
                                                          -----------------------------------------       AUGUST 31,   DECEMBER 31,
                                                          1997        1996        1995        1994           1993          1992
                                                          ----        ----        ----        ----           ----          ----
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ........      $907,910    $767,804    $832,258    $726,569       $521,818       $590,769
Ratio of expenses to average net assets ..........          0.10%       0.10%       0.10%       0.12%          0.20%          0.24%
Ratio of net investment income to average
 net assets ......................................          5.15%       5.20%       5.36%       3.43%          2.96%          3.59%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ...................          0.24%       0.25%       0.25%       0.26%          0.25%          0.25%
Net investment income to average net assets ......          5.01%       5.05%       5.21%       3.30%          2.91%          3.58%

+ Annualized.

See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INVESTMENT INCOME AND EXPENSES -- Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,279,172, of which $784,833 was voluntarily waived for the year ended August 31, 1997. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $426,391, all of which was voluntarily waived for the year ended August 31, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of U.S. Treasury obligations, aggregated $13,100,873,271 and $12,945,786,852, respectively, for the year ended August 31, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1997, the commitment fee allocated to the Portfolio was $3,796. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND INVESTORS OF U.S. TREASURY RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the four-year period ended August 31, 1997, the eight months ended August 31, 1993, and the year ended December 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1997